Basis of Presentation (Tables)	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Schedule of controlled subsidiaries

The consolidated financial statements include the accounts of the Company and its controlled subsidiaries. Details of the controlled subsidiaries are as follows:

	Country of incorporation	Percentage owned*
1606684 B.C. Ltd.	Canada	100%

*1606684 B.C. Ltd. was incorporated on September 2, 2026, subsequent to the period end.